Warrants (Details 5)	12 Months Ended
Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	1.71%
Expected life	2 years
Expected volatility	100.00% [1]

[1]	Based on the volatility of comparable publicly traded companies